Accruals and Other Payables (Tables)	6 Months Ended
Mar. 31, 2026
Schedule of Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	September 30,	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Paid on behalf payable *	-	6,829,020	990,000
VAT output	142,785	-	-
Other taxes	77,362	51,684	7,493
Salaries	46,751	73,554	10,663
Others	20,776	157,102	22,775
Total	287,674	7,111,360	1,030,931

*	On November 3, 2025, the Company acquired 716,667 shares of Direct Booking Technology Co., Ltd., a Nasdaq-listed company under ticker symbol ZDAI, for a total purchase consideration of US$1,720,000. The Company remitted US$530,000 at closing, while the remaining balance of US$1,190,000 was advanced on its behalf by Huamaotong International Trading Co., Ltd. (“Huamaotong”). As of March 31, 2026, the Company had repaid US$200,000 to Huamaotong, leaving an outstanding unpaid liability of US$990,000 or RMB 6,829,020.